Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Schedule of major related party and their relationships

Name of related parties	Relationship with the Group
Tonglu Tongze Logistics Ltd and its subsidiaries	Majority equity interests held by the employees of the Group
Shanghai Mingyu Barcode Technology Ltd.	Controlled by brother of chairman of the Group
Fengwang Investments Ltd.	Group’s equity investee
Heilongjiang Ruston Express Ltd.	Group’s equity investee
Shanghai Kuaibao Network Technology Ltd.	Group’s equity investee
Quanzhou Zhongtong Express Ltd	Group’s equity investee until December 2017
Shanxi Zhongtong Daying Logistics Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Shenyang Changsheng Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Nanchang Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Tianjin Qianqiu Zhongtong Express Service Co. Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Shaanxi Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Jilin Zhongtong Daying Logistics Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Suzhou Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in January 1, 2016
ZTO Supply Chain Management Co., Ltd.	Group’s equity investee
Zto Es Holding Limited.	Entity controlled by Chairman of the Group

Schedule of transactions with related parties

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Delivery revenue derived from
Quanzhou Zhongtong Express Ltd.	49,019	—	—
Suzhou Zhongtong Express Ltd.	14,922	—	—
Shenyang Changsheng Zhongtong Express Ltd.	14,257	—	—
Nanchang Zhongtong Express Ltd	13,598	—	—
Tianjin Qianqiu Zhongtong Express Service Co., Ltd.	10,580	—	—
Shaanxi Zhongtong Express Ltd.	10,346	—	—
Shanxi Zhongtong Daying Logistics Ltd.	7,051	—	—
Jilin Zhongtong Daying Logistics Ltd.	5,869	—	—
Fengwang Investments Ltd.	849	—	—
Heilongjiang Ruston Express Ltd.	666	—	—

Total	127,157	—	—

Rental income derived from
ZTO Supply Chain Management Co., Ltd.	—	—	9,436
Transportation service fees paid to
Tonglu Tongze Logistics Ltd and its subsidiaries	703,072	853,198	809,415
ZTO Supply Chain Management Co., Ltd.	—	12,779	35,421

Total	703,072	865,977	844,836

Purchases of supplies from
Shanghai Mingyu Barcode Technology Ltd.	80,395	88,884	43,064

Schedule of amounts due to related parties

	As of December 31,
	2016	2017
	RMB	RMB
Amounts due to
Tonglu Tongze Logistics Ltd. and its subsidiaries	121,540	105,754
Shanghai Mingyu Barcode Technology Ltd.	5,663	2,128
ZTO Supply Chain Management Co., Ltd.	4,222	7,031

Total	131,425	114,913

Schedule of amounts due from related parties
	As of December 31,
	2016	2017
	RMB	RMB
Amounts due from
Shanghai Kuaibao Network Technology Ltd.(1)	5,400	9,900

Total	5,400	9,900

(1)	Amounts due from related parties are loan to related parties.